Risk management (Table)	12 Months Ended
Dec. 31, 2022
Financial assets
Schedule of main aggregates relating to credit risk

	Loans to customers (million pesos)			Non-performing loans (million pesos)			Percentage of non-performing loans by type of customer
	2020	2021	2022	2020	2021	2022	2020	2021	2022

By loan type:
Public Sector	73,016	85,256	52,094	—	—	—	—	—	—
Commercial, financial and industrial	346,075	354,554	393,612	6,530	9,937	5,587	1.9%	2.8%	1.4%
Mortgage	177,665	199,579	205,242	9,847	9,725	11,867	5.5%	4.9%	5.8%
Installment loans to individuals	116,227	122,699	147,217	5,532	2,991	3,749	4.8%	2.4%	2.5%
Revolving consumer credit card loans	53,809	53,417	63,782	2,543	1,328	1,175	4.7%	2.5%	1.8%
Non revolving consumer loans	62,418	69,282	83,435	2,989	1,663	2,574	4.8%	2.4%	3.1%
	712,983	762,088	798,165	21,909	22,653	21,203	3.1%	3.0%	2.7%

Schedule of distribution of interest rate risk by maturity

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2020. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	208,892	97,682	224	10	—	—	—	—	110,976
Loans	842,579	391,465	51,416	29,398	40,954	110,704	59,480	158,690	473
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	2,324	—	—	—	—	—	—	—	2,324
Securities	612,958	92,700	10,420	18,633	12,072	120,979	50,809	93,965	213,379
Permanent	17,838	—	—	—	—	—	—	—	17,838
Other Assets	2,432,847	—	—	—	—	—	—	—	2,432,847
Total Balance Sheet Assets	4,117,438	581,847	62,060	48,041	53,026	231,683	110,289	252,655	2,777,837
Money Market	(415,269)	(136,167)	(25)	—	—	(35)	—	—	(279,042)
Deposits	(712,440)	(538,576)	(28,189)	(7,546)	(38,605)	(40,318)	—	(59,206)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(234,391)	(71,773)	(13,809)	(8,311)	(5,645)	(65,572)	(39,636)	(8,094)	(21,552)
Equity	(158,338)	—	—	—	—	—	—	—	(158,338)
Other Liabilities	(2,421,345)	—	—	—	—	—	—	—	(2,421,345)
Total Balance Sheet Liabilities	(3,941,783)	(746,516)	(42,023)	(15,857)	(44,250)	(105,925)	(39,636)	(67,300)	(2,880,277)
Total Balance Sheet Gap	175,655	(164,669)	20,037	32,184	8,776	125,758	70,653	185,355	(102,440)
Total Off-Balance Sheet Gap	(27,858)	96,078	(518)	(7,124)	(1,257)	(16,773)	(20,744)	(77,053)	(466)
Total Structural Gap		(68,591)	19,519	25,060	7,519	108,985	49,909	108,302	(102,906)
Accumulated Gap	—	(68,591)	(49,072)	(24,012)	(16,493)	92,492	142,401	250,703	147,797

The interest rate risk in the balance sheet management portfolios, measured in terms of NIM sensitivity at one year to a parallel increase of hundred basis points in the yield curve, remained stable throughout 2021 under 350 million pesos, mainly due to the short-term re-pricing of the loan portfolio. At the end of December 2021, the risk consumption measured in terms of hundred basis points MVE sensitivity stood under 3,000 million pesos.

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2021. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	107,529	40,153	36	—	—	—	—	—	67,340
Loans	1,011,713	415,520	56,759	41,235	52,466	147,987	82,115	203,678	11,953
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	4,368	—	—	—	—	—	—	—	4,368
Securities	592,439	87,765	44,143	15,045	9,531	138,771	127,591	43,135	126,458
Permanent	18,931	—	—	—	—	—	—	—	18,931
Other Assets	2,550,757	—	—	—	—	—	—	—	2,550,757
Total Balance Sheet Assets	4,285,737	543,438	100,938	56,280	61,997	286,758	209,706	246,813	2,779,807
Money Market	(237,962)	(136,942)	(203)	(119)	(37)	(6)	—	—	(100,655)
Deposits	(773,147)	(316,556)	(25,179)	(8,115)	(104,567)	(152,067)	—	(166,663)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(207,558)	(45,398)	(2,677)	(6,338)	(26,383)	(37,397)	(62,168)	(7,745)	(19,452)
Equity	(165,539)	—	—	—	—	—	—	—	(165,539)
Other Liabilities	(2,577,883)	—	—	—	—	—	—	—	(2,577,883)
Total Balance Sheet Liabilities	(3,962,089)	(498,896)	(28,059)	(14,572)	(130,987)	(189,470)	(62,168)	(174,408)	(2,863,529)
Total Balance Sheet Gap	323,648	44,542	72,879	41,708	(68,990)	97,288	147,538	72,405	(83,722)
Total Off-Balance Sheet Gap	16,348	85,733	(353)	(7,870)	5,373	936	(52,397)	(15,036)	(38)
Total Structural Gap		130,275	72,526	33,838	(63,617)	98,224	95,141	57,369	(83,760)
Accumulated Gap	—	130,275	202,801	236,639	173,022	271,246	366,387	423,756	339,996

The interest rate risk in the balance sheet management portfolios, measured in terms of NIM sensitivity at one year to a parallel increase of hundred basis points in the yield curve, remained stable throughout 2022 under 500 million pesos, mainly due to the short-term re-pricing of the loan portfolio. At the end of December 2022, the risk consumption measured in terms of hundred basis points MVE sensitivity stood under 2,500 million pesos.

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2022. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	130,928	47,853	—	—	—	—	—	—	83,075
Loans	1,156,551	457,396	62,232	47,152	72,844	191,785	105,972	185,834	33,336
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	4,287	—	—	—	—	—	—	—	4,287
Securities	606,595	20,336	74,919	13,451	16,256	130,150	146,119	25,853	179,511
Permanent	12,794	—	—	—	—	—	—	—	12,794
Other Assets	2,830,134	—	—	—	—	—	—	—	2,830,134
Total Balance Sheet Assets	4,741,289	525,585	137,151	60,603	89,100	321,935	252,091	211,687	3,143,137
Money Market	(232,148)	(126,156)	(70)	(33)	(52)	(18)	—	—	(105,819)
Deposits	(852,714)	(282,371)	(30,164)	(30,052)	(103,999)	(203,423)	—	(202,705)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(234,697)	(75,556)	(6,376)	(11,100)	(32,087)	(45,344)	(24,593)	(10,276)	(29,365)
Equity	(166,838)	—	—	—	—	—	—	—	(166,838)
Other Liabilities	(2,794,488)	—	—	—	—	—	—	—	(2,794,488)
Total Balance Sheet Liabilities	(4,280,885)	(484,083)	(36,610)	(41,185)	(136,138)	(248,785)	(24,593)	(212,981)	(3,096,510)
Total Balance Sheet Gap	460,404	41,502	100,541	19,418	(47,038)	73,150	227,498	(1,294)	46,627
Total Off-Balance Sheet Gap	111,813	134,000	1,336	2,524	9,324	(2,520)	(117,351)	(11,824)	96,324
Total Structural Gap		175,502	101,877	21,942	(37,714)	70,630	110,147	(13,118)	142,951
Accumulated Gap		175,502	277,379	299,321	261,607	332,237	442,384	429,266	572,217

Schedule of distribution of liquidity risk by maturity

The table below shows in millions of pesos the distribution of the liquidity risk by maturity as of December 31, 2020. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	210,487	99,500	—	10	—	—	—	—	110,976
Loans	906,434	53,486	86,614	70,534	103,026	252,900	113,424	225,978	473
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	2,324	—	—	—	—	—	—	—	2,324
Securities	619,308	81,245	5,776	18,753	16,306	124,401	59,352	96,046	217,429
Permanent	17,838	—	—	—	—	—	—	—	17,838
Other Assets	2,432,847	—	—	—	—	—	—	—	2,432,847
Total Balance Sheet Assets	4,189,238	234,231	92,390	89,297	119,332	377,301	172,776	322,024	2,781,887
Money Market	(416,864)	(136,167)	(342)	(397)	(877)	(78)	—	—	(279,004)
Deposits	(765,648)	(188,768)	(36,499)	(22,885)	(26,267)	(78,592)	(62,686)	(349,951)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(237,778)	(7,804)	(13,606)	(23,355)	(32,978)	(88,412)	(41,763)	(8,307)	(21,553)
Equity	(158,338)	—	—	—	—	—	—	—	(158,338)
Other Liabilities	(2,421,345)	—	—	—	—	—	—	—	(2,421,345)
Total Balance Sheet Liabilities	(3,999,973)	(332,739)	(50,447)	(46,637)	(60,122)	(167,082)	(104,449)	(358,258)	(2,880,240)
Total Balance Sheet Gap	189,265	(98,508)	41,943	42,660	59,210	210,219	68,327	(36,234)	(98,353)
Total Off-Balance Sheet Gap	(3,137)	(18,378)	(431)	(337)	233	3,417	(1,112)	(494)	13,964
Total Structural Gap		(116,886)	41,512	42,323	59,443	213,636	67,215	(36,728)	(84,389)
Accumulated Gap		(116,886)	(75,374)	(33,051)	26,392	240,028	307,243	270,515	186,126

The table below shows in millions of pesos the distribution of the liquidity risk by maturity as of December 31, 2021. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	107,493	40,153	—	—	—	—	—	—	67,340
Loans	1,016,312	59,574	98,867	85,021	112,761	272,326	122,316	253,494	11,953
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	4,368	—	—	—	—	—	—	—	4,368
Securities	592,439	76,155	43,313	3,745	12,135	138,771	135,369	56,492	126,459
Permanent	18,931	—	—	—	—	—	—	—	18,931
Other Assets	2,548,067	—	—	—	—	—	—	—	2,548,067
Total Balance Sheet Assets	4,287,610	175,882	142,180	88,766	124,896	411,097	257,685	309,986	2,777,118
Money Market	(237,926)	(134,800)	(429)	(525)	(1,426)	(90)	—	—	(100,656)
Deposits	(773,147)	(276,799)	(30,673)	(14,064)	(22,018)	(53,199)	(43,500)	(332,894)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(207,558)	(14,789)	(6,815)	(16,950)	(28,540)	(43,550)	(68,411)	(9,051)	(19,452)
Equity	(165,539)	—	—	—	—	—	—	—	(165,539)
Other Liabilities	(2,577,883)	—	—	—	—	—	—	—	(2,577,883)
Total Balance Sheet Liabilities	(3,962,053)	(426,388)	(37,917)	(31,539)	(51,984)	(96,839)	(111,911)	(341,945)	(2,863,530)
Total Balance Sheet Gap	325,557	(250,506)	104,263	57,227	72,912	314,258	145,774	(31,959)	(86,412)
Total Off-Balance Sheet Gap	(5,852)	(22,002)	(221)	150	5,385	5,184	3,377	2,276	—
Total Structural Gap		(272,508)	104,042	57,377	78,297	319,442	149,151	(29,683)	(86,412)
Accumulated Gap		(272,508)	(168,466)	(111,089)	(32,792)	286,650	435,801	406,118	319,706

The table below shows in millions of pesos the distribution of the liquidity risk by maturity as of December 31, 2022. The reported amounts include cash flows from interest on fixed and variable rate instruments.

The interest on variable rate instruments is determined using the forward interest rates for each period presented.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	134,410	51,335	—	—	—	—	—	—	83,075
Loans	1,156,553	75,674	118,921	99,078	140,331	310,763	145,584	232,864	33,338
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	4,287	—	—	—	—	—	—	—	4,287
Securities	606,595	10,347	69,040	1,550	16,256	137,928	149,530	42,434	179,510
Permanent	12,794	—	—	—	—	—	—	—	12,794
Other Assets	2,830,134	—	—	—	—	—	—	—	2,830,134
Total Balance Sheet Assets	4,744,773	137,356	187,961	100,628	156,587	448,691	295,114	275,298	3,143,138
Money Market	(235,631)	(126,156)	(667)	(1,199)	(1,322)	(467)	—	—	(105,820)
Deposits	(852,726)	(255,400)	(38,223)	(41,931)	(24,700)	(69,164)	(53,900)	(369,408)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(234,698)	(7,557)	(16,327)	(27,461)	(44,947)	(59,249)	(38,701)	(11,091)	(29,365)
Equity	(166,838)	—	—	—	—	—	—	—	(166,838)
Other Liabilities	(2,794,488)	—	—	—	—	—	—	—	(2,794,488)
Total Balance Sheet Liabilities	(4,284,381)	(389,113)	(55,217)	(70,591)	(70,969)	(128,880)	(92,601)	(380,499)	(3,096,511)
Total Balance Sheet Gap	460,392	(251,757)	132,744	30,037	85,618	319,811	202,513	(105,201)	46,627
Total Off-Balance Sheet Gap	104,840	(20,129)	(987)	2,642	2,943	4,516	224	3,639	111,991
Total Structural Gap		(271,886)	131,757	32,679	88,561	324,327	202,737	(101,562)	158,618
Accumulated Gap		(271,886)	(140,129)	(107,450)	(18,889)	305,438	508,175	406,613	565,231